Equity (Details)			12 Months Ended
		Jun. 01, 2023 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares shares	Jun. 21, 2024 shares	Mar. 31, 2024 $ / shares shares	Jan. 03, 2024 shares	Oct. 03, 2023 USD ($) $ / shares shares
Equity [Line Items]
Authorized share capital (in Dollars) | $							$ 50,000
Ordinary shares authorized	[1]		500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]		$ 0.0001		$ 0.0001
Ordinary shares issued	[1]		14,500,000		12,500,000
Ordinary shares outstanding	[1]		14,500,000		12,500,000
Director [Member]
Equity [Line Items]
Authorized share capital (in Dollars) | $							$ 50,000
Ordinary shares authorized							500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Common Stock [Member]
Equity [Line Items]
Authorized share capital (in Dollars) | $		$ 50,000
Ordinary shares authorized		50,000,000					50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001					$ 0.001
Shares issued		100	2,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.001
Ordinary shares issued				2,000,000	12,500,000	12,500,000
Ordinary shares outstanding			14,500,000		12,500,000	12,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.